SCHEDULE OF SHARE CAPITAL (Details) - shares		Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]			817,549,003,406,601,232,640		1,392
Number of shares issued and outstanding	[1]			1,795,943		95
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized		200,000,000,000	[2]	200,000,000,000	[1],[2]	200,000,000,000	[1]
Number of shares issued and outstanding			[2]		[1],[2]		[1]
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized		25,000	[2]	25,000	[1],[2]	25,000	[1]
Number of shares issued and outstanding		25,000	[2]	25,000	[1],[2]	25,000	[1]
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]			7,999,999,999,999,982,413,677
Number of shares issued and outstanding	[1]
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[2]	17,883,884,449,519,401,964		17,889,474,910,428,900,000
Number of shares issued and outstanding	[2]	978,608		39,298

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 , 1-for-8 and 1:4.8828125 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 and February 17, 2026 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3.
[2]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026, and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.